Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Schedule of Company's Revenue and Income from Operations by Segment
The following tables include results for the Company’s revenues and income (loss) from operations by segment for the three and six months ended June 30, 2020 and June 30, 2019.

Three Months Ended June 30, 2020
	Tanker Segment	Ship-to-Ship Transfer Segment	Total
	$	$	$
Revenues (1)	245,728	764	246,492
Voyage expenses	(61,558)	—	(61,558)
Vessel operating expenses	(45,140)	(1,078)	(46,218)
Time-charter hire expenses	(9,296)	—	(9,296)
Depreciation and amortization	(29,425)	(121)	(29,546)
General and administrative expenses (2)	(9,637)	(147)	(9,784)
(Loss) gain on sale of assets and write-down of assets	(185)	3,081	2,896
Income from operations	90,487	2,499	92,986

Equity income	3,188	—	3,188

Three Months Ended June 30, 2019
	Tanker Segment	Ship-to-Ship Transfer Segment	Total
	$	$	$
Revenues (1)	197,442	9,565	207,007
Voyage expenses	(97,398)	—	(97,398)
Vessel operating expenses	(46,181)	(7,419)	(53,600)
Time-charter hire expenses	(10,792)	—	(10,792)
Depreciation and amortization	(29,925)	(733)	(30,658)
General and administrative expenses (2)	(9,116)	(392)	(9,508)
Income from operations	4,030	1,021	5,051

Equity loss	(169)	—	(169)

Six Months Ended June 30, 2020
	Tanker Segment	Ship-to-Ship Transfer Segment	Total
	$	$	$
Revenues (1)	581,400	6,992	588,392
Voyage expenses	(180,799)	—	(180,799)
Vessel operating expenses	(90,927)	(5,940)	(96,867)
Time-charter hire expenses	(19,175)	—	(19,175)
Depreciation and amortization	(58,685)	(493)	(59,178)
General and administrative expenses (2)	(18,443)	(627)	(19,070)
(Loss) gain on sale of assets and write-down of assets	(3,272)	3,081	(191)
Income from operations	210,099	3,013	213,112

Equity income	5,128	—	5,128

Six Months Ended June 30, 2019
	Tanker Segment	Ship-to-Ship Transfer Segment	Total
	$	$	$
Revenues (1)	426,386	18,782	445,168
Voyage expenses	(200,397)	—	(200,397)
Vessel operating expenses	(93,139)	(15,048)	(108,187)
Time-charter hire expenses	(20,240)	—	(20,240)
Depreciation and amortization	(59,115)	(1,408)	(60,523)
General and administrative expenses (2)	(17,915)	(758)	(18,673)
Income from operations	35,580	1,568	37,148

Equity income	584	—	584

(1)	Revenues earned from the ship-to-ship transfer segment are reflected in Other Revenues in the Company's unaudited consolidated statements of income (loss).

(2)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).
A
Reconciliation of Total Segment Assets to Total Assets Presented in Consolidated Balance Sheets	conciliation of total segment assets to total assets presented in the accompanying unaudited consolidated balance sheets is as follows:

	As at	As at
	June 30, 2020	December 31, 2019
	$	$
Tanker	1,904,059	2,114,451
Ship-to-Ship Transfer	—	26,201
Cash and cash equivalents	167,907	88,824
Consolidated total assets	2,071,966	2,229,476